Annual Total Returns[BarChart] - Bond Market Index Fund - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.45%	3.89%	(2.44%)	6.63%	0.23%	2.17%	3.31%	(0.20%)	8.47%	7.29%